John Hancock Investment Trust II

John Hancock Financial Industries Fund (the fund)

Supplement dated December 9, 2019 to the current Prospectus, as may be supplemented (the Prospectus)

Effective June 1, 2020 (the effective date), Lisa A. Welch will no longer serve as a portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Welch will be removed from the Prospectus. Following the effective date, Susan A. Curry and Ryan P. Lentell, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust II

John Hancock Regional Bank Fund (the fund)

Supplement dated December 9, 2019 to the current Prospectus, as may be supplemented (the Prospectus)

Effective June 1, 2020 (the effective date), Lisa A. Welch will no longer serve as a portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Welch will be removed from the Prospectus. Following the effective date, Susan A. Curry and Ryan P. Lentell, CFA will continue to serve as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock Balanced Fund

John Hancock Investment Trust II

John Hancock Financial Industries Fund

John Hancock Regional Bank Fund (together with Balanced Fund, the funds)

Supplement dated December 9, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the funds. Accordingly, as of June 1, 2020, all references to Ms. Welch will be removed from the SAI.

Additionally, effective December 31, 2019, Susan A. Curry will be added as a portfolio manager for Balanced Fund, and together with Jeffrey N. Given, CFA, Michael J. Scanlon, Jr., CFA and Lisa A. Welch, will be jointly and primarily responsible for the day-to-day management of Balanced Fund’s portfolio.

Following June 1, 2020, Susan A. Curry, Jeffrey N. Given, CFA and Michael J. Scanlon, Jr., CFA will continue to serve as portfolio managers of Balanced Fund and will be jointly and primarily responsible for the day-to-day management of Balanced Fund’s portfolio. Following June 1, 2020, Susan A. Curry and Ryan P. Lentell, CFA will continue to serve as portfolio managers of Financial Industries Fund and Regional Bank Fund, and will be jointly and primarily responsible for the day-to-day management of Financial Industries Fund’s portfolio and Regional Bank Fund’s portfolio.

As of December 31, 2019, the following amends the similar information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Manulife Investment Management (US) LLC (Manulife IM (US)):

The following table shows the portfolio managers at Manulife IM (US) who are primarily responsible, or jointly and primarily responsible, for the day-to-day management of the stated Funds’ portfolios.

Fund Managed	Portfolio Manager
Balanced Fund	Susan A. Curry, Jeffrey N. Given, CFA, Michael J. Scanlon, Jr., CFA, and Lisa A. Welch*
Emerging Markets Equity Fund	Philip Ehrmann and Kathryn Langridge
Financial Industries Fund	Susan A. Curry, Ryan P. Lentell, CFA, and Lisa A. Welch*
Fundamental Large Cap Core Fund	Emory W. Sanders, Jr., CFA, and Jonathan T. White, CFA
Regional Bank Fund	Susan A. Curry, Ryan P. Lentell, CFA, and Lisa A. Welch*
Small Cap Core Fund	Bill Talbot, CFA

* Effective June 1, 2020, Lisa A. Welch will no longer serve as a portfolio manager of the funds.

As of October 31, 2019, Susan A. Curry did not beneficially own any shares of Balanced Fund or beneficially own shares of any similarly managed accounts.

You should read this supplement in conjunction with the SAI and retain it for future reference.